TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE	TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Trade accounts receivable	1,132,923	1,185,792
Other accounts receivable	99,063	277,845
Total trade and other accounts receivable	1,231,986	1,463,637
Less: Expected credit loss	(55,937)	(64,778)
Total net trade and accounts receivable	1,176,049	1,398,859
Less: non-current portion – accounts receivable	(12,342)	(12,949)
Trade and other accounts receivable, current	1,163,707	1,385,910

The fair value of trade and other accounts receivable does not differ significantly from the book value.

To determine the expected credit losses, the Company groups accounts receivable for passenger and cargo transportation depending on the characteristics of shared credit risk and maturity.

	As of December 31, 2024			As of December 31, 2023
Portfolio maturity	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	961,546	(12,550)	1%	1,022,845	(12,672)
From 1 to 90 days	1%	122,350	(1,438)	3%	102,977	(2,989)
From 91 to 180 days	15%	6,510	(978)	25%	8,350	(2,048)
From 181 to 360 days	67%	4,960	(3,325)	44%	7,868	(3,491)
Over 360 days	100%	37,557	(37,646)	100%	43,752	(43,578)
Total		1,132,923	(55,937)		1,185,792	(64,778)

(1)Corresponds to the consolidated expected rate of accounts receivable.
(2)The gross book value represents the maximum credit risk value of trade accounts receivables.
Currency balances composition of Trade and other accounts receivable and non-current accounts receivable are as follow:

Currency	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Argentine Peso	8,968	13,827
Brazilian Real	722,208	825,749
Chilean Peso	71,628	75,050
Colombian Peso	16,032	12,720
Euro	96,438	90,699
US Dollar	224,169	344,347
Australian Dollar	5,457	5,097
Japanese Yen	4,998	4,695
Pound Sterling	8,488	3,390
Peruvian Sol	699	7,640
Korean Won	309	5,882
Other Currencies	16,655	9,763
Total	1,176,049	1,398,859

The movements of the expected credit losses of the trade accounts receivables are as follows:

	Opening balance	Write-offs	(Increase) Decrease	Closing balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2022	(81,004)	5,966	7,806	(67,232)
From January 1 to December 31, 2023	(67,232)	7,122	(4,668)	(64,778)
From January 1 to December 31, 2024	(64,778)	4,578	4,263	(55,937)
Once pre-judicial and judicial collection efforts are exhausted, the assets are written off against the allowance. The Company only uses the allowance method rather than direct write-off, to ensure control.
The historical and current renegotiations are not significant, and the policy is to analyze case by case to classify them according to the existence of risk, determining they need to be reclassified to pre-judicial collection accounts.

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2024			As of December 31, 2023
	Gross exposure according to balance	Gross impaired exposure	Exposure net of risk concentrations	Gross exposure according to balance	Gross Impaired exposure	Exposure net of risk concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,132,923	(55,937)	1,076,986	1,185,792	(64,778)	1,121,014
Other accounts receivable	99,063	—	99,063	277,845	—	277,845
There are no relevant guarantees covering credit risk and these are valued when they are settled; no materially significant direct guarantees exist. Existing guarantees, if appropriate, are made through IATA.